Related Party Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Related party transactions description	During the years ended December 31, 2017 and 2016, the Company did not enter into any transactions with related parties